OTHER CURRENT ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2021
OTHER CURRENT ASSETS, NET
Summary of other current assets

	December 31,	June 30,
	2020	2021
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Tax recoverable	1,649	1,849	286
Employees’ receivable*	733	1,868	290
Private placement receivable**	—	2,841	440
Others	1,020	1,801	279
	3,402	8,359	1,295
Allowance for doubtful accounts	(99)	(99)	(15)
Total	3,303	8,260	1,280
*	representing receivable from employees for stock options exercised. The balance was fully collected by September 23, 2021.
**	In connection with the private placement on June 22, 2021 ( note 8), there was RMB 2,841 investment proceed receivable outstanding as of June 30, 2021 and the balance was fully settled by July 2021.

Summary of movement in the allowances for doubtful debts

	December 31,	June 30,
	2020	2021
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Balance at beginning of year	3	99	15
Additional provision	96	—	—
Balance at end of year	99	99	15